Subsequent Event - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Feb. 28, 2022 USD ($) shares	Feb. 28, 2022 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash consideration received in lieu of cancellation			$ 517	$ 203
Subsequent Event [Member]
Cancellation of common shares | shares	1,600,500	1,600,500
Stock-based compensation awards, common shares | shares	165,773	165,773
Cash consideration received in lieu of cancellation	$ 132
Subsequent Event [Member] | Senior Notes Redemption [Member]
Debt Instrument, Face Amount		$ 425
Gain (Loss) on Extinguishment of Debt		5
Debt instrument redemption price amount		$ 430
Subsequent Event [Member] | Notes [Member]
Senior note percentage		3.10%